Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBERSECURITY

We integrate cybersecurity risk management into our overall risk management strategy, reporting to the chief executive officer, executive committee, and board. Our cybersecurity risk management strategy includes conducting regular risk assessments to identify potential cybersecurity threats and working with external cybersecurity experts engaged to assist us in assessing, enhancing, implementing, and monitoring our cybersecurity risk management programs and responding to any incidents

We have adopted and maintain an active cybersecurity strategy, including preventative technology solutions, to assess, identify and manage material risks from cybersecurity threats and respond to cybersecurity incidents. These processes include:

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System selection. We use a hybrid cloud strategy, which is designed to deliver secure and reliable information systems while maintaining regulatory compliance, thereby providing operational resilience and agility with critical business processes, systems, and applications available on a continuous basis.
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System assessment. Our cybersecurity specialists apply risk assessment, management and mitigation tools, technologies and processes aligned to ISO/IEC 27001. We regularly evaluate our information technology assets, data, systems, and architectures to identify, assess and remediate areas of vulnerability. These evaluations include performing proactive penetration and vulnerability testing and regular maturity assessments against ISO/IEC 27001 controls. Observations noted are considered as part of our risk assessment procedures.
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System protection. We deploy a variety of methods of defense such as endpoint security, intrusion detection and prevention, risk-based multi-factor authentication, automatic patch management, email and web filtering, time-of-click URL protection, access management (principle of least privilege) and security monitoring to provide appropriate levels of protection against cybersecurity threats.
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Threat monitoring. We actively monitor our systems to prevent and detect any future cybersecurity threats and separately, we monitor cybersecurity threats or incidents committed against other companies as such events become public. We constantly re-evaluate existing risks and vulnerabilities based on their likelihood of being exploited. This allows us to remain current with the latest trends in cybersecurity and make improvements to our strategy to ensure that our defenses consider newly identified and developing areas of cybersecurity threat.
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Threat response. We have put in place response procedures for prompt cybersecurity incident identification, reporting and remediation if we are subject to an information system security breach. These include the preparation of detailed response, recovery and business continuity plans in order to minimize the impact of a potential cybersecurity incident. These plans are tested and reviewed on a regular basis to ensure that they adequately capture the potential impact of newly identified and evolving cybersecurity threats.
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Staff training. We provide staff with periodic training on cybersecurity risk areas and undertake regular cybersecurity awareness campaigns. The training covers areas such as personal digital footprint, privacy settings, social media, phishing, information security at home and at work, ransomware, password hygiene and business email compromise.
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Compliance with data protection frameworks. We closely monitor changes in data protection rules and guidance. This allows us to maintain compliance with applicable laws and to keep ahead of developments and regulatory shifts.
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Third-party service providers. We also oversee cybersecurity risks associated with our use of third-party service providers, including restricting access to our systems from non-controlled computers or accounts, evaluation of cybersecurity practices by our third-party service providers, and evaluation of all new hardware or software tools for compliance with our security practices.

Pharvaris has established a cyber risk management program to enhance its capabilities of preventing, detecting and responding to information security threats. The program is overseen by the IT-Manager, who leads a team of dedicated cybersecurity experts and analysts. The team is responsible for developing and implementing the enterprise-wide cybersecurity strategy, vulnerability management, policy, standards, architecture, and processes. The IT-Manager has over 25 years of experience in cybersecurity and consults regularly with the Chief Technical Operations Officer (“CTOO”), who fosters awareness, ownership and alignment among various governance and risk stakeholder groups. The CTOO also ensures effective management and reporting of the dynamic digital threat landscape. The IT-Manager reports to the CTOO and, with the CTOO, provides regular updates to the audit committee of our Board. As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition.

We describe risks faced by us from identified cybersecurity threats in ITEM 3D, "Risk Factors—General Risk Factors— Our internal computer systems, or those used by our clinical investigators, contractors or consultants, may fail or suffer security breaches”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We integrate cybersecurity risk management into our overall risk management strategy, reporting to the chief executive officer, executive committee, and board.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Pharvaris has established a cyber risk management program to enhance its capabilities of preventing, detecting and responding to information security threats. The program is overseen by the IT-Manager, who leads a team of dedicated cybersecurity experts and analysts. The team is responsible for developing and implementing the enterprise-wide cybersecurity strategy, vulnerability management, policy, standards, architecture, and processes.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The team is responsible for developing and implementing the enterprise-wide cybersecurity strategy, vulnerability management, policy, standards, architecture, and processes.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The IT-Manager reports to the CTOO and, with the CTOO, provides regular updates to the audit committee of our Board.
Cybersecurity Risk Role of Management [Text Block]	We have adopted and maintain an active cybersecurity strategy, including preventative technology solutions, to assess, identify and manage material risks from cybersecurity threats and respond to cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	the Chief Technical Operations Officer (“CTOO”), who fosters awareness, ownership and alignment among various governance and risk stakeholder groups. The CTOO also ensures effective management and reporting of the dynamic digital threat landscape.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The IT-Manager has over 25 years of experience in cybersecurity and consults regularly with the Chief Technical Operations Officer (“CTOO”), who fosters awareness, ownership and alignment among various governance and risk stakeholder groups. The CTOO also ensures effective management and reporting of the dynamic digital threat landscape.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	team is responsible for developing and implementing the enterprise-wide cybersecurity strategy, vulnerability management, policy, standards, architecture, and processes.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true